INCOME TAXES - Deferred tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning balance	$ 286	$ 238
Net income statement movement	74	82
Other movements	(19)	(34)
Deferred tax liability (asset) ending balance	341	286
Property and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning balance	(48)	(82)
Net income statement movement	77	23
Other movements	(1)	11
Deferred tax liability (asset) ending balance	28	(48)
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning balance	64	59
Net income statement movement	(39)	14
Other movements	(1)	(9)
Deferred tax liability (asset) ending balance	24	64
Trade receivables
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning balance	24	21
Net income statement movement	45	5
Other movements	(2)	(2)
Deferred tax liability (asset) ending balance	67	24
Provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning balance	12	15
Net income statement movement	5	(2)
Other movements	0	(1)
Deferred tax liability (asset) ending balance	17	12
Accounts payable
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning balance	54	36
Net income statement movement	(43)	25
Other movements	0	(7)
Deferred tax liability (asset) ending balance	11	54
Withholding tax on undistributed earnings
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning balance	(19)	(29)
Net income statement movement	0	8
Other movements	0	2
Deferred tax liability (asset) ending balance	(19)	(19)
Tax losses and other balances carried forwards
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning balance	2,459	2,600
Net income statement movement	(137)	149
Other movements	33	(290)
Deferred tax liability (asset) ending balance	2,355	2,459
Non-recognized deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning balance	(2,277)	(2,395)
Net income statement movement	181	(147)
Other movements	(41)	265
Deferred tax liability (asset) ending balance	(2,137)	(2,277)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning balance	17	13
Net income statement movement	(15)	7
Other movements	(7)	(3)
Deferred tax liability (asset) ending balance	$ (5)	$ 17